Consolidated Statements of Stockholders' (Deficiency) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Common Stock [Member]
Balance	$ 29,381	$ 26,906	$ 26,906	$ 26,906
Balance, shares	29,380,969	26,905,969	26,905,969	26,905,969
Issuance of restricted common stock to Company chief executive Officer for services rendered			$ 2,000
Issuance of restricted common stock to Company chief executive Officer for services rendered, shares			2,000,000
Issuance of restricted common stock to consultant for services rendered			$ 100
Issuance of restricted common stock to consultant for services rendered, shares			100,000
Issuance of restricted common stock to retire note payable to a third party			$ 375
Issuance of restricted common stock to retire note payable to a third party, shares			375,000
Balance			$ 29,381	$ 26,906
Balance, shares			29,380,969	26,905,969
Additional Paid-in Capital [Member]
Balance	$ 495,994	$ (26,906)	$ (26,906)	$ (26,906)
Issuance of restricted common stock to Company chief executive Officer for services rendered			498,000
Issuance of restricted common stock to consultant for services rendered			24,900
Issuance of restricted common stock to retire note payable to a third party
Balance			495,994	(26,906)
Accumulated Deficit [Member]
Balance	(915,997)	(108,788)	(108,788)	(5,788)
Net (loss) for the year			(807,209)	(103,000)
Issuance of restricted common stock to Company chief executive Officer for services rendered
Issuance of restricted common stock to consultant for services rendered
Issuance of restricted common stock to retire note payable to a third party
Balance			(915,997)	(108,788)
Balance	(390,622)	(108,788)	(108,788)	(5,788)
Net (loss) for the year	(85,303)	$ (530,307)	(807,209)	(103,000)
Issuance of restricted common stock to Company chief executive Officer for services rendered			500,000
Issuance of restricted common stock to consultant for services rendered			25,000
Issuance of restricted common stock to retire note payable to a third party			375
Balance	$ (475,925)		$ (390,622)	$ (108,788)